Accrued and Other Current Liabilities - Schedule of Components of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Accrued Liabilities and Other Liabilities [Abstract]
Accrued compensation costs	$ 1,355	$ 2,585	$ 250
Accrual for insurance financing	2,062
Accrual for deferred financing fees		936	205
Accrued professional fees and consultants	585	484	444
Accrued logistics costs	3,015	1,424	2,017
Product related accruals	1,631	1,042	565
Sales tax payable	641	707	405
Sales return reserve	550	322	244
Accrued recall liability	90	1,512
Note payable (see note 11)	195
All other accruals	756	696	564
Accrued and other current liabilities	$ 10,880	$ 9,708	$ 4,694